Basis of Presentation	9 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
BASIS OF PRESENTATION

The accompanying unaudited Financial Statements of SPL have been prepared in accordance with GAAP for interim financial information and with Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In our opinion, all adjustments, consisting only of normal recurring adjustments necessary for a fair presentation, have been included. Certain reclassifications have been made to conform prior period information to the current presentation.  The reclassifications had no effect on our overall financial position, operating results or cash flows.

In 2016, we started production at our natural gas liquefaction facilities at the Sabine Pass LNG terminal located in Cameron Parish, Louisiana (the “Liquefaction Project”). As a result, we introduced a new line item entitled “cost of sales” and modified the components of activity included in “operating and maintenance expense” on our Statements of Operations. To conform to the new presentation, reclassifications were made to the prior periods. Cost of sales includes costs incurred directly for the production and delivery of LNG from the Liquefaction Project such as natural gas feedstock, variable transportation and storage costs, derivative gains and losses associated with economic hedges to secure natural gas feedstock for the Liquefaction Project, and other related costs to convert natural gas into LNG, all to the extent not utilized for the commissioning process. These costs were reclassified from operating and maintenance expense. Operating and maintenance expense now includes costs associated with operating and maintaining the Liquefaction Project such as third-party service and maintenance contract costs, payroll and benefit costs of operations personnel, natural gas transportation and storage capacity demand charges, derivative gains and losses related to the sale and purchase of LNG associated with the regasification terminal, insurance and regulatory costs.

Additionally, we renamed our “revenues” line item as “LNG revenues”, which include fees that are received pursuant to our SPAs and related LNG marketing activities. During the nine months ended September 30, 2016, we received 77% of our net LNG revenues from one SPA customer.

Results of operations for the nine months ended September 30, 2016 are not necessarily indicative of the operating results that will be realized for the year ending December 31, 2016.

We are a disregarded entity for federal and state income tax purposes. Our taxable income or loss, which may vary substantially from the net income or loss reported on our Statements of Operations, is able to be included in the federal income tax return of Cheniere Partners, a publicly traded partnership which indirectly owns us. Accordingly, no provision or liability for federal or state income taxes is included in the accompanying Financial Statements.

For further information, refer to the Financial Statements and accompanying notes included in our annual report on Form 10-K for the year ended December 31, 2015.